Commitments and Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	May 09, 2014	Jan. 23, 2013	Dec. 31, 2013
Haverhill and Granite City
Loss Contingencies [Line Items]
Civil penalty paid	$ 2.2
Environmental capital expenditures		68
Haverhill Coke Company LLC and Middletown Coke Company LLC | IPO
Loss Contingencies [Line Items]
Environmental capital expenditures retained		119.0	7.0	67.0
SunCoke Energy Inc | Predecessor | Haverhill and Granite City
Loss Contingencies [Line Items]
Environmental capital expenditures					$ 7